FINANCIAL INSTRUMENTS - Parent - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	£ 0	£ 0
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0
Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	0	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	£ 0	£ 0